Credit quality of financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Credit quality of financial assets
Financial assets	$ 1,420,812	$ 1,576,674
Cash and cash equivalents, financial investments and derivative financial instruments
Credit quality of financial assets
Financial assets	1,237,361	1,055,814
Cash and cash equivalents, financial investments and derivative financial instruments | Local
Credit quality of financial assets
Financial assets	208,152	440,547
Cash and cash equivalents, financial investments and derivative financial instruments | Global
Credit quality of financial assets
Financial assets	1,029,209	615,267
Cash and cash equivalents
Credit quality of financial assets
Financial assets	1,019,037	915,576
Cash and cash equivalents | AA+
Credit quality of financial assets
Financial assets	1,089	5,917
Cash and cash equivalents | AA-
Credit quality of financial assets
Financial assets	115,269	263,737
Cash and cash equivalents | A+
Credit quality of financial assets
Financial assets	172,052	114,463
Cash and cash equivalents | A
Credit quality of financial assets
Financial assets	235,445	65,398
Cash and cash equivalents | A-
Credit quality of financial assets
Financial assets	86,192	109,969
Cash and cash equivalents | BBB+
Credit quality of financial assets
Financial assets	96,436	75,972
Cash and cash equivalents | BBB
Credit quality of financial assets
Financial assets	110,733	121,320
Cash and cash equivalents | BB
Credit quality of financial assets
Financial assets		2,239
Cash and cash equivalents | No rating
Credit quality of financial assets
Financial assets	201,821	156,561
Cash and cash equivalents | Local
Credit quality of financial assets
Financial assets	1,092	319,717
Cash and cash equivalents | Local | AA+
Credit quality of financial assets
Financial assets	1,089	5,917
Cash and cash equivalents | Local | AA-
Credit quality of financial assets
Financial assets		13,699
Cash and cash equivalents | Local | A+
Credit quality of financial assets
Financial assets		4,919
Cash and cash equivalents | Local | A-
Credit quality of financial assets
Financial assets	3	15,515
Cash and cash equivalents | Local | BBB+
Credit quality of financial assets
Financial assets		75,952
Cash and cash equivalents | Local | BBB
Credit quality of financial assets
Financial assets		121,111
Cash and cash equivalents | Local | BB
Credit quality of financial assets
Financial assets		2,239
Cash and cash equivalents | Local | No rating
Credit quality of financial assets
Financial assets		80,365
Cash and cash equivalents | Global
Credit quality of financial assets
Financial assets	1,017,945	595,859
Cash and cash equivalents | Global | AA-
Credit quality of financial assets
Financial assets	115,269	250,038
Cash and cash equivalents | Global | A+
Credit quality of financial assets
Financial assets	172,052	109,544
Cash and cash equivalents | Global | A
Credit quality of financial assets
Financial assets	235,445	65,398
Cash and cash equivalents | Global | A-
Credit quality of financial assets
Financial assets	86,189	94,454
Cash and cash equivalents | Global | BBB+
Credit quality of financial assets
Financial assets	96,436	20
Cash and cash equivalents | Global | BBB
Credit quality of financial assets
Financial assets	110,733	209
Cash and cash equivalents | Global | No rating
Credit quality of financial assets
Financial assets	201,821	76,196
Financial investments
Credit quality of financial assets
Financial assets	206,547	119,498
Financial investments | AA+
Credit quality of financial assets
Financial assets	17,111
Financial investments | AA-
Credit quality of financial assets
Financial assets	184,365	113,732
Financial investments | A-
Credit quality of financial assets
Financial assets	5,053	3,225
Financial investments | No rating
Credit quality of financial assets
Financial assets	18	2,541
Financial investments | Local
Credit quality of financial assets
Financial assets	202,291	113,732
Financial investments | Local | AA+
Credit quality of financial assets
Financial assets	17,111
Financial investments | Local | AA-
Credit quality of financial assets
Financial assets	180,127	113,732
Financial investments | Local | A-
Credit quality of financial assets
Financial assets	5,053
Financial investments | Global
Credit quality of financial assets
Financial assets	4,256	5,766
Financial investments | Global | AA-
Credit quality of financial assets
Financial assets	4,238
Financial investments | Global | A-
Credit quality of financial assets
Financial assets		3,225
Financial investments | Global | No rating
Credit quality of financial assets
Financial assets	18	2,541
Derivative financial instruments
Credit quality of financial assets
Financial assets	11,777	20,740
Derivative financial instruments | AA-
Credit quality of financial assets
Financial assets	8,403	5,511
Derivative financial instruments | A+
Credit quality of financial assets
Financial assets	3,141	1,667
Derivative financial instruments | A
Credit quality of financial assets
Financial assets	233	4,826
Derivative financial instruments | A-
Credit quality of financial assets
Financial assets		8,736
Derivative financial instruments | Local
Credit quality of financial assets
Financial assets	4,769	7,098
Derivative financial instruments | Local | AA-
Credit quality of financial assets
Financial assets	4,769	5,511
Derivative financial instruments | Local | A+
Credit quality of financial assets
Financial assets		1,587
Derivative financial instruments | Global
Credit quality of financial assets
Financial assets	7,008	13,642
Derivative financial instruments | Global | AA-
Credit quality of financial assets
Financial assets	3,634
Derivative financial instruments | Global | A+
Credit quality of financial assets
Financial assets	3,141	80
Derivative financial instruments | Global | A
Credit quality of financial assets
Financial assets	$ 233	4,826
Derivative financial instruments | Global | A-
Credit quality of financial assets
Financial assets		$ 8,736